22. Segment information (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplier A
Supplier accounting for more than 5% of Group's purchases	17%	10%	7%
Supplier B
Supplier accounting for more than 5% of Group's purchases	11%	10%	13%
Supplier C
Supplier accounting for more than 5% of Group's purchases	10%	7%	21%
Supplier D
Supplier accounting for more than 5% of Group's purchases	7%	8%	6%
Supplier E
Supplier accounting for more than 5% of Group's purchases	6%	6%	4%
Supplier F
Supplier accounting for more than 5% of Group's purchases	6%	15%	7%